POSTRETIREMENT BENEFIT PLANS - Composition of Plan Assets, Pension Plans (Narrative) (Details) - USD ($) $ in Millions	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 59,666	$ 59,666	$ 83,522
Principal pension plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		44,993	60,990	$ 58,843
Principal pension plans | GE Pension Plan | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		2,255	3,872
Principal pension plans | GE Pension Plan | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		6,759	12,377
Principal pension plans | GE Pension Plan | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		18,606	20,942
Other pension plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		14,663	22,490	21,506
Other pension plans | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		81	138
Other pension plans | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		841	1,312
Other pension plans | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		7,580	13,802
Principal retiree benefit plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 10	$ 42	$ 134